Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Administrative expenses	$ 21,081	$ 20,750	$ 18,653
Selling expenses	6,450	6,974	5,883
Distribution and logistics expenses	28,495	26,245	23,374
Operating expenses	$ 56,026	$ 53,969	$ 47,910